UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment:    ;  Amendment Number:  __
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Botti Brown Asset Management, LLC
Address:  101 California Street, Suite 4350
          San Francisco, CA 94111

Form 13F File Number:    28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bridget Watkin
Title:    Chief Financial Officer
Phone:    415-675-3300

Signature, Place and Date of Signing:


/s/ Bridget Watkin            San Francisco, CA        April 25, 2007

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          89

Form 13F Information Table Value Total:      630,807 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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NAME OF ISSUER        TITL            VALUE             SH  PU  INV.  OTH    VOTING AUTH
                      E OF            X1000             /   T/        ER
                      CLAS  CUSIP              SHARES           DISC
                      S                                 PR  CA  .     MGR
                                                        N   LL
                                                                            SOLE   SHR  NO
                                                                                        NE

***ALLIED WORLD       Com   G0219G203 9794     229100           Sole       229100
ASSURANCE CO
***CHECK POINT        Com   M22465104 33489    1503100          Sole       1503100
SOFTWARE
***INTEROIL CORP      Com   460951106 255      9578             Sole       9578
***IPC HOLDINGS LTD   Com   G4933P101 3201     110946           Sole       110946
***ONEBEACON          Com   G67742109 1250     50000            Sole       50000
INSURANCE GROUP
***QUEBECOR INC       Com   748193208 15363    458700           Sole       458700
***RAM HOLDINGS LTD   Com   G7368R104 620      40638            Sole       40638
1ST SOURCE CORP       Com   336901103 647      24718            Sole       24718
ACXIOM CORP           Com   5125109   5583     261000           Sole       261000
ALICO INC             Com   16230104  273      4767             Sole       4767
AMERICAN HOME         Com   02660R107 1039     38500            Sole       38500
MORTGAGE
AMERICAN              Com   30111108  1385     102840           Sole       102840
SUPERCONDUCTOR CORP
AMREP CORP            Com   32159105  1931     25000            Sole       25000
APOLLO GROUP INC      Com   37604105  16043    365450           Sole       365450
ASSET ACCEP CAP CORP  Com   04543P100 11600    749825           Sole       749825
AVIS BUDGET GROUP     Com   53774105  28033    1026100          Sole       1026100
INC
BALDWIN & LYONS   Com   57755209  6513     255920           Sole       255920
INC CL B
BASIN WATER INC       Com   07011T306 2009     292495           Sole       292495
BEBE STORES INC       Com   75571109  6118     352000           Sole       352000
CANDELA LASER CORP    Com   136907102 10824    947817           Sole       947817
COINMACH SVC CORP     Com   19259W206 796      75000            Sole       75000
COMPTON PETROLEUM     Com   204940100 101      10000            Sole       10000
CORP
CONSOLIDATED          Com   209341106 6642     89700            Sole       89700
GRAPHICS INC
CONSTELLATION BRANDS  Com   21036P108 1059     50000            Sole       50000
INC
CORUS BANKSHARES INC  Com   220873103 3311     194071           Sole       194071
COVENTRY HEALTH CARE  Com   222862104 15610    278500           Sole       278500
INC
COWLITZ               Com   223767104 459      27000            Sole       27000
BANCORPORATION
CROCS INC             Com   227046109 15886    336202           Sole       336202
DELUXE CORP           Com   248019101 6146     183300           Sole       183300
DOCUMENT SEC SYS INC  Com   25614T101 2395     221150           Sole       221150
EASTERN VA            Com   277196101 456      20000            Sole       20000
BANKSHARES INC
EDDIE BAUER HLDGS     Com   71625107  2771     243727           Sole       243727
INC
EMBARQ CORPORATION    Com   2.91E+109 8345     148100           Sole       148100
EXPEDIA INC DEL       Com   30212P105 27661    1193300          Sole       1193300
FIDELITY NATIONAL     Com   31620R105 9486     395100           Sole       395100
FINANCIAL
FIRST DATA CORP       Com   319963104 28665    1065600          Sole       1065600
FIRSTCITY FINL CORP   Com   33761X107 432      40900            Sole       40900
FIRSTFED FINANCIAL    Com   337907109 5853     103000           Sole       103000
CORP DEL
FORCE PROTECTION INC  Com   345203202 6123     326399           Sole       326399
FRIEDMAN BILLINGS     Com   358434108 5564     1007900          Sole       1007900
RAMSEY GROUP
GETTY IMAGES INC      Com   374276103 10616    218300           Sole       218300
GLOBAL PMTS INC       Com   37940X102 6499     190800           Sole       190800
GREATER BAY BANCORP   Com   391648102 9946     369862           Sole       369862
HARRINGTON WEST FINL  Com   41383L104 794      46700            Sole       46700
GROUP INC
HOME SOLUTIONS OF     Com   437355100 718      151170           Sole       151170
AMERICA INC
IMERGENT INC.         Com   45247Q100 1374     70602            Sole       70602
INFOUSA INC NEW       Com   456818301 2766     287500           Sole       287500
JAVO BEVERAGE         Com   47189R104 313      302100           Sole       302100
COMPANY INC
JOHNSON &         Com   478160104 753      12500            Sole       12500
JOHNSON
KOHLBERG CAPITAL      Com   500233101 2357     147296           Sole       147296
CORP
K-SWISS INC-CL A      Com   482686102 324      12000            Sole       12000
KULICKE & SOFFA   Com   501242101 8878     959800           Sole       959800
INDUSTRIES INC
LABORATORY CORP AMER  Com   50540R409 218      3000             Sole       3000
HLDGS
LECG CORP             Com   523234102 869      60000            Sole       60000
MAX RE CAPITAL LTD    Com   G6052F103 4654     182637           Sole       182637
MAXIMUS INC           Com   577933104 13440    389800           Sole       389800
MEDIVATION INC        Com   58501N101 1973     104600           Sole       104600
MI DEVELOPMENTS INC   Com   55304X104 10118    270600           Sole       270600
SUB VTG (MI DEVS)
MICROSOFT CORP        Com   594918104 446      16000            Sole       16000
MICROSTRATEGY INC CL  Com   594972408 684      5415             Sole       5415
A
MIRANT CORP           Com   60467R100 49875    1232700          Sole       1232700
MOTIENT CORP          Com   619908304 2373     280775           Sole       280775
NEW FRONTIER MEDIA    Com   644398109 1056     117300           Sole       117300
INC
NEXTEST SYSTEMS CORP  Com   653339101 7048     503400           Sole       503400
OCWEN FINANCIAL CORP  Com   675746309 1287     100000           Sole       100000
OLD REPUBLIC          Com   680223104 16921    764975           Sole       764975
INTERNATIONAL
OMNICARE INC          Com   681904108 19556    491725           Sole       491725
PIONEER NATURAL       Com   723787107 1293     30000            Sole       30000
RESOURCES CO
PORTER BANCORP INC    Com   736233107 831      36500            Sole       36500
PREMIERE GLOBAL       Com   740585104 1054     93900            Sole       93900
SERVICES INC
QUEST DIAGNOSTICS     Com   74834L100 6294     126200           Sole       126200
INC
RUDOLPH TECHNOLOGIES  Com   781270103 6353     364300           Sole       364300
SONICWALL INC         Com   835470105 5384     643973           Sole       643973
STEVEN MADDEN LTD     Com   556269108 9344     320000           Sole       320000
STRATAGENE CORP       Com   86269H107 3746     460221           Sole       460221
SYMANTEC CORP         Com   871503108 907      52400            Sole       52400
SYNTAX BRILLIAN       Com   87163L103 3523     419400           Sole       419400
CORPORATION
TELLABS INC           Com   879664100 14376    1452100          Sole       1452100
TENNECO AUTOMOTIVE    Com   880349105 21582    847700           Sole       847700
INC
TERREMARK WORLDWIDE   Com   881448203 2684     332954           Sole       332954
INC
TITAN INTERNATIONAL   Com   88830M102 7186     283700           Sole       283700
INC-ILL
TTM TECHNOLOGIES INC  Com   87305R109 4811     504300           Sole       504300
TYCO INTERNATIONAL    Com   902124106 35273    1118000          Sole       1118000
LTD NEW
U S GLOBAL INVS INC   Com   902952100 258      10000            Sole       10000
UNIONBANCAL CORP      Com   908906100 12881    203100           Sole       203100
UNITED AMERICA        Com   90933T109 292      12597            Sole       12597
INDEMNITYD
UNITED WESTERN        Com   913201109 478      20000            Sole       20000
BANCORP INC
USANA INC             Com   90328M107 937      20000            Sole       20000
WACHOVIA CORP 2ND     Com   929903102 11737    213200           Sole       213200
NEW COMM


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